PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details Textual) RM in Thousands, R$ in Thousands			1 Months Ended		12 Months Ended			84 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 BRL (R$)	Nov. 30, 2021 BRL (R$)	Dec. 31, 2000	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2006	Mar. 31, 2023 BRL (R$)	Mar. 27, 2023	Mar. 09, 2023 USD ($)	Mar. 09, 2023 BRL (R$)	Jan. 26, 2023 USD ($)	Jan. 26, 2023 MYR (RM)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 CLP ($)	Dec. 13, 2022 USD ($)	Sep. 05, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 11, 2020 ha	Apr. 15, 2020 ha
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Compensation For Damage Sought Value			R$ 84,000		$ 15,895,000
Borrowings					940,677,000														$ 991,956,000
BRAZIL
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Civil lawsuits payable					$ 24,533,000														8,543,000	$ 3,045,000
Argentina
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Labour lawsuits payable																				$ 212,000
Arauco do Brasil S.A. [Member] | Subsequent Event [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Estimated Lawsuit Payable											$ 3,073,150	R$ 15,612,831
Borrowings											$ 5,226,890	R$ 26,554,677
Arauco do Brasil S.A. [Member] | Tranche One [Member] | Subsequent Event [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Percentage of debt	35.00%								35.00%	65.00%
Estimated Lawsuit Payable	$ 6,792,000								R$ 34,505,176
Percentage Of Payment Through Cash	30.00%	30.00%
Cash	$ 723,350								3,674,892
Percentage Of Payment Through Compensation With Tax Losses	70.00%	70.00%
Compensation Through Tax Losses	$ 1,687,810	R$ 8,574,747
Arauco do Brasil S.A. [Member] | Tranche Two [Member] | Subsequent Event [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Estimated Lawsuit Payable	$ 8,300,040.00								R$ 42,167,507
Forestal Arauco SA [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Area of land Under Possession					1,855.9 hectares	1,855.9 hectares	1,855.9 hectares
Total Area of Land					2,700 hectares	2,700 hectares	2,700 hectares
Compensation For Damage Sought Value					$ 4,073,000	$ 3,486,187,431
Payments For Compensation Damage Sought Value					493,000	$ 421,723,281
Contingent receivables					117,000											$ 100,000,000
Area Of Land Subject To Litigation | ha																						3,424.59
Percentage share in the property																						4.17%
Area Of Land Not Subject To Litigation | ha																					498
Area Of Land Subject To Litigation Based On Suit Filed | ha																					1,768.2
Loss contingency damages sought claim value					$ 82,000													$ 70,000,000
Arauco Argentina S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Area of land afforested				4,777 hectares				23,012 hectares
Capacity of plant					250,000 m3	250,000 m3	250,000 m3
Additional area of land afforested					8,089 hectares	8,089 hectares	8,089 hectares
Fund for export duties payable					$ 23,821,000
Required collateral value					2,461,000										$ 435,952,315
Celulosa Arauco y Constitución S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Loss contingency penalty amount					4,596,000												$ 5,360,200
Loss contingency damages paid value													$ 5,360,200
Payment of principal and interest amount													$ 4,966,000	RM 3,991,009
Celulosa Arauco y Constitución S.A. [Member] | Valdivia plant [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Penalty levied by sma					$ 6,669,000
Annual Tax Units					7,777	7,777	7,777
Celulosa Arauco y Constitución S.A.; Forestal Arauco S.A.; Maderas Arauco S.A. and Servicios Logísticos Arauco S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Compensation For Damages Sought Value					$ 672,000	$ 575,000,000
Compensation Sought For Actual Damages Value					13,074,000	11,189,270,050
Compensation Sought For Loss Of Profit Value						11,189,270,050
Compensation Sought For Moral Damages Value					5,842,000	$ 5,000,000,000
Ingeniera y Construccin Sigdo Koppers S.A. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Loss contingency damages sought claim value					6,900,000,000														$ 283,067,000
Arauco Industria de Mxico, S.A. de C.V. [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Tax credits utilized for interest deductions					4,369,000		$ 85,172,274
Tax credits utilized for tax loss					14,156,000		275,986,671
Payment of logistics services					157,000		3,058,221
Tax credit utilized tax amount					21,384,000		416,908,418
Arauco Industria de Mxico, S.A. de C.V. [Member] | Tranche One [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Contribution to the individual account					18,000,000		342,372,000
Arauco Industria de Mxico, S.A. de C.V. [Member] | Tranche Two [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Contribution to the individual account					3,398,000		66,250,020
Arauco Industria de Mxico, S.A. de C.V. [Member] | Tranche Three [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Contribution to the individual account					2,379,000		46,389,980
Arauco Industria de Mxico, S.A. de C.V. [Member] | Tranche Four [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Contribution to the individual account					$ 588,000		$ 11,457,000